Consolidated Segment Data (Details) - Schedule of Depreciation and Amortization by Segment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation and amortization:
Total depreciation and amortization	$ 5,243,240	$ 5,981,407	$ 5,032,642
Secured logistics [Member]
Depreciation and amortization:
Total depreciation and amortization	3,256,128	3,373,660	4,407,085
Robotics AI solutions [Member]
Depreciation and amortization:
Total depreciation and amortization	1,738,563	2,497,153	625,557
General security solutions [Member]
Depreciation and amortization:
Total depreciation and amortization	$ 248,549	$ 110,594